Discontinued Operations - Summary of the Operating Results of the Discontinued Insurance Agency Business (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Noninterest expense:
Income from discontinued operations before income tax expense	$ 18,458	$ 12,717	$ 19,262
Discontinued Operations, Held-for-Sale | Insurance Agency Business
Noninterest income:
Insurance commissions	99,887	95,164	95,195
Other noninterest income	179	1,014	199
Total noninterest income	100,066	96,178	95,394
Noninterest expense:
Salaries and employee benefits	65,089	68,292	60,593
Office occupancy and equipment	3,319	3,204	3,176
Data processing	4,335	4,424	4,049
Professional services	1,009	596	770
Marketing expenses	246	241	152
Amortization of intangible assets	2,666	2,293	2,261
Other	4,944	4,411	5,131
Total noninterest expense	81,608	83,461	76,132
Income from discontinued operations before income tax expense	18,458	12,717	19,262
Income tax expense	5,210	3,583	5,385
Income from discontinued operations, net of taxes	13,248	9,134	13,877
Disposal Group, Not Discontinued Operations, Transferrable Upon Sale To Entity | Insurance Agency Business
Noninterest income:
(Losses) income from investments held in rabbi trusts	(1,305)	937	1,293
Other noninterest income	54	52	52
Total noninterest income	(1,251)	989	1,345
Noninterest expense:
Salaries and employee benefits	(1,292)	967	1,098
Office occupancy and equipment	499	501	511
Other	2,396	(2,151)	64
Total noninterest expense	1,603	(683)	1,673
Income from discontinued operations before income tax expense	(2,854)	1,672	(328)
Income tax expense	(802)	470	(92)
Income from discontinued operations, net of taxes	$ (2,052)	$ 1,202	$ (236)